Annual Total Returns[BarChart] - AST Western Asset Core Plus Bond Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.02%	7.86%	(1.49%)	7.20%	1.24%	5.15%	6.31%	(2.26%)	12.30%	8.11%